Note 6 - Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Notes to Financial Statements
Warrants [Text Block]
Note
6.
Warrants

Warrants Issued Concurrently with Winter
2016
Unit Offering

During the
three
months ended
March
31,
2017,
pursuant to the terms of our Winter
2016
Unit Offering (see Note
4),
we issued warrants to purchase up to an aggregate
219,298
shares of our common stock at an exercise price of
$0.70
per share. These warrants expire
December
31,
2021.
The relative fair value of these warrants and the intrinsic value of the beneficial conversion feature resulted in
$125,000
recorded as a discount on our convertible notes on our consolidated balance sheet in the period issued.

The Winter
2016
Unit Offering closed
January
13,
2017,
and in total we issued warrants to purchase up to an aggregate
512,281
shares of our common stock at an exercise price of
$0.70
per share.

Warrants Issued Concurrently with One Year Convertible Notes

On
July
8,
2016,
we issued warrants to purchase an aggregate
400,000
shares of our common stock. These warrants are initially exercisable at
$0.65
per share and expire
July
8,
2021.
The fair value of warrants issued resulted in
$160,000
discount on the
one
year convertible note. Additionally, the exercise price of the stock purchase warrant may
be adjusted downward in the event we sell our common stock or issue warrants at a lower price, other than through our
2015
Unit Offering (and, pursuant to a letter agreement dated
December
30,
2016,
through our Winter
2016
Unit Offering and the
December
30,
2016
investment detailed in next paragraph). The warrant does not qualify for equity classification, therefore we have recognized the warrant as a derivative liability. As a result, we are required to calculate the fair value at each reporting period and record the change.

On
December
30,
2016
we issued warrants to purchase an aggregate
400,000
shares of our common stock. These warrants are initially exercisable at
$0.75
per share and expire
December
30,
2021.
The stock price on the date of grant was
$0.83.
The fair value of warrants issued resulted in
$280,000
discount on the
one
year convertible note. Additionally, the exercise price of the stock purchase warrant may
be adjusted downward in the event we sell our common stock or issue warrants at a lower price, other than through our Winter
2016
Unit Offering or to persons providing services to our company. The warrant does not qualify for equity classification, therefore we have recognized the warrant as a derivative liability. As a result, we are required to calculate the fair value at each reporting period and record the change.

The fair value of these warrants on
March
31,
2017,
totaled
$397,960
and is recorded as a derivative liability on our balance sheet. The change in fair value for the three
months ended
March
31,
2017,
resulted in other income of
$265,600
recorded on our statement of operations.

Series A Warrants

During the
three
months ended
March
31,
2016,
pursuant to the terms of our
2015
Unit Offering (see Note
4),
we issued warrants to purchase up to an aggregate
728,571
shares of our common stock at an exercise price of
$0.45
per share. These warrants were issued to investors and as commissions, and are set to expire
June
1,
2020.
The intrinsic and relative fair value of these warrants resulted in
$255,000
recorded as a discount on our convertible notes on our consolidated balance sheet in the period issued.

Each Series A warrant allows for the purchase of the number of common shares equal to the investment amount divided by the Unit price, (e.g., one
warrant share for each share of common stock which the investor is eligible to receive through conversion of his original convertible note) and, the warrant will have an exercise price as set forth in the Pricing Supplement. Each Series A warrant expires
June
1,
2020.
The Company
may
“call” the Series A warrant, requiring the investor to exercise the warrant within
30
days or forever lose the rights to do so, only if the following conditions have been met: (i) the underlying Shares are registered with the SEC, and (ii) the Company’s common stock closes for ten
consecutive trading days at or above
two
times the exercise price.

Exercise of Warrants

During the
three
months ended
March
31,
2017,
we issued
510,000
shares of our common stock and in exchange we received proceeds totaling
$153,000
from the exercise of our outstanding stock purchase warrants. Of the warrants exercised,
370,000
shares were exercised at
$0.30
per share and
140,000
shares were exercised at
$0.25
per share.
No
warrants were exercised in the
three
months ended
March
31,
2016.

We have certain warrants outstanding to purchase our common stock, at various prices, as summarized in the following tables:

As of March 31, 2016	Number of
	Shares	Price Range
Balance, December 31, 2015	13,779,438	$0.125	–	1.00
Issued	728,571		0.45
Expired	—		—
Balance, March 31, 2016	14,508,009	$0.125	–	1.00

As of March 31, 2017	Number of
	Shares	Price Range
Balance, December 31, 2016	20,035,114	$0.125	–	1.00
Issued	219,298		0.70
Exercised	(510,000)	0.25	–	0.30
Balance, March 31, 2017	19,744,412	$0.125	–	1.00

The fair value of each award grant is estimated on the date of grant using the Black-Scholes option-pricing model. The determination of expense of warrants issued for services or settlement also uses the option-pricing model. The principal assumptions we used in applying this model were as follows for the three
months ended
March

31:

	2016	2017
Risk free interest rate	1.36%	1.93%
Expected volatility	315%	297%
Expected dividend yield	—	—
Forfeiture rate	—	—
Expected life in years	5	5

The risk-free interest rate is based on U.S Treasury yields in effect at the time of grant. Expected volatilities are based on historical volatility of our common stock.

Note
6.
Warrants

Series A Warrants

Pursuant to the terms of our
2015
Unit Offering, during the year ended
December
31,
2016,
we issued warrants to purchase up to an aggregate
5,429,872
shares of our common stock. Of this amount, warrants to purchase an aggregate
2,814,286
shares were issued at an exercise price of
$0.45
per share, and warrant to purchase an aggregate
2,615,586
shares were issued at an exercise price of
$0.70
per share. These warrants were issued to investors in our
2015
Unit Offering (see Note
4),
as commissions to licensed brokers in conjunction therewith, and to other investors who converted their investors into notes on the same terms as the
2015
Unit Offering and Series A warrants. Series A Warrants totaling
4,059,744
expire
June
1,
2020
and
854,545
expire
July
31,
2021.
The relative fair value of these warrants resulted in
$2,115,874recorded
as a discount on our convertible notes on our consolidated balance sheets in the periods presented.

Pursuant to the terms of our
2015
Unit Offering, during the year ended
December
31,
2015,
we issued Series A warrants to purchase up to an aggregate
9,597,123
shares of our common stock. Of that amount, warrants to purchase an aggregate
6,320,800
shares were issued at an exercise price of
$0.40
per share, and a warrant to purchase
3,276,323
shares was issued at an exercise price of
$0.45
per share. These warrants were issued to investors and as commissions, and expire
June
1,
2020.
 The fair value of the warrants and the intrinsic value of the beneficial conversion feature resulted in an aggregate
$3,319,906
discount on the convertible notes payable.

Warrants Issued Concurrently with Line of Credit

During the year ended
December
31,
2016
we issued warrants to purchase an aggregate
300,000
shares of our common stock. These warrants are exercisable at
$0.35
per share and expire in
June
2021.
The relative fair value of warrants issued resulted in
$237,405
discount on the letter of credit.

 Pursuant to the terms of our line of credit,
five
line of credit holders exchanged their line of credit and accrued interest for notes and warrants on the terms offered in our
2015
Unit Offering totaling
$283,571
(see Notes
4
and
5).
With the exchange, these note holders received additional warrants to purchase an aggregate
515,583
of our common stock at an exercise price of
$0.70
which expire
June
1,
2018.
The fair value of the warrants and the intrinsic value of the beneficial conversion feature resulted in an aggregate
$283,571
recorded as a discount on convertible notes payable.

Warrants Issued Concurrently with One Year Convertible Note
s

On
July
8,
2016
we issued warrants to purchase an aggregate
400,000
shares of our common stock. These warrants are initially exercisable at
$0.65
per share and expire
July
8,
2021.
The fair value of warrants issued resulted in
$160,000
discount on the
one
year convertible note. Additionally, the exercise price of the stock purchase warrant may
be adjusted downward in the event we sell our common stock or issue warrants at a lower price, other than through our
2015
Unit Offering. The warrant does not qualify for equity classification, therefore we have recognized the warrant as a derivative liability.

On
December
30,
2016
we issued warrants to purchase an aggregate
400,000
shares of our common stock. These warrants are initially exercisable at
$0.75
per share and expire
December
30,
2021.
The fair value of warrants issued resulted in
$280,000
discount on the
one
year convertible note. Additionally, the exercise price of the stock purchase warrant may
be adjusted downward in the event we sell our common stock or issue warrants at a lower price, other than through our
2015
Unit Offering. The warrant does not qualify for equity classification, therefore we have recognized the warrant as a derivative liability.

Warrants Issued Concurrently with Winter
2016
Unit Offering

On
December
28,
2016
we issued warrants to purchase an aggregate
292,983
shares of our common stock to investors of our Winter
2016
Unit Offering (see Note
4).
These warrants are initially exercisable at
$0.70
per share and expire
December
31,
2021.
The fair value of warrants issued resulted in
$167,000
discount on the convertible notes issued to the investors.

Warrants Issued Concurrently with December/January Notes

During the year ended
December
31,
2015,
we issued warrants to purchase an aggregate
266,000
shares of our common stock to holders of our December/January notes (see Note
5).
These warrants are exercisable at
$0.30
per share and expire
January
2020.
 The fair value of warrants totaled
$133,000
and was recorded as interest expense.

We have certain warrants outstanding to purchase our common stock, at various prices, as described in the following table:

	Number of
	Shares	Price Range
Outstanding as of December 31, 2014	8,838,122	$0.125	-	1.00
Issued	12,693,395	0.30	-	0.45
Exercised	—	0.30	-	0.50
Expired	(7,752,079)	0.25	-	0.75
Outstanding as of December 31, 2015	13,779,438	$0.125	-	1.00
Prior year extensions	4,634,637		0.30
Issued	6,822,855	0.35	-	0.75
Exercised	(2,818,271)	0.25	-	0.40
Expired	(2,383,545)	0.55	-	0.75
Outstanding as of December 31, 2016	20,035,114	$0.125	-	1.00

To determine interest expense related to our outstanding warrants issued in conjunction with debt offerings, the fair value of each award grant is estimated on the date of grant using the Black-Scholes option-pricing model and the relative fair values are amortized over the life of the warrant. The determination of expense of warrants issued for services or settlement also uses the option-pricing model. The principal assumptions we used in applying this model were as follows:

	2015			2016
Risk free interest rate	.97	-	1.60%	.95	-	1.96%
Expected volatility	255	-	332%	301	-	315%
Expected dividend yield		-			-
Forfeiture rate		-			-
Expected life in years	3	-	5	3	-	5

The risk-free interest rate is based on U.S Treasury yields in effect at the time of grant. Expected volatilities are based on historical volatility of our common stock. The expected life in years is based on the contract term of the warrant.